Debt (Details) - Staffing 360 Solutions, Inc. [Member] - USD ($) $ / shares in Units, $ in Thousands					1 Months Ended	9 Months Ended		12 Months Ended
	Sep. 18, 2024	Sep. 01, 2023	Aug. 30, 2023	May 18, 2022	May 18, 2022	Sep. 28, 2024	Sep. 30, 2023	Dec. 30, 2023	Dec. 31, 2022	Oct. 27, 2023	Oct. 27, 2022
Debt (Details) [Line Items]
Outstanding principal						$ 19,816		$ 19,116	$ 18,016
Number of shares issued (in Shares)						560,936	222,183	2,971,821	856,858
Strike price (in Dollars per share)								$ 3.06
Preferred stock, shares (in Shares)						10,000
Jackson Note [Member]
Debt (Details) [Line Items]
Number of shares issued (in Shares)								100,000
Preferred stock value								$ 257
Strike price (in Dollars per share)								$ 3.06
Warrants (in Shares)								15,093
Expiration date								expiration date of January 26, 2026 to October 27, 2027
Warrants expiring								Oct. 27, 2027
Fair value adjustment								$ 29
Per annum rate								16.00%
2022 Jackson Note [Member]
Debt (Details) [Line Items]
Percentage of rate of interest						16.00%		12.00%
2022 Jackson Note One [Member]
Debt (Details) [Line Items]
Percentage of rate of interest								50.00%
2022 Jackson Note Two [Member]
Debt (Details) [Line Items]
Percentage of rate of interest										16.00%
Senior Secured Promissory Note [Member]
Debt (Details) [Line Items]
Percentage of rate of interest			12.00%
Maturity date			Oct. 14, 2024
Amendment Agreement [Member]
Debt (Details) [Line Items]
Maturity date	Jan. 13, 2025
Jackson Note [Member]
Debt (Details) [Line Items]
Number of shares issued (in Shares)								24,332
Minimum [Member]
Debt (Details) [Line Items]
Strike price (in Dollars per share)						$ 96,876		$ 6,697,801
Minimum [Member] | Jackson Note [Member]
Debt (Details) [Line Items]
Strike price (in Dollars per share)								60
Maximum [Member]
Debt (Details) [Line Items]
Strike price (in Dollars per share)						$ 96,876
Maximum [Member] | Jackson Note [Member]
Debt (Details) [Line Items]
Strike price (in Dollars per share)								$ 3.06
Common Stock [Member]
Debt (Details) [Line Items]
Number of shares issued (in Shares)		552,234					188,452		657,858
Preferred stock value
Third A&R Agreement [Member] | Jackson Note [Member]
Debt (Details) [Line Items]
Outstanding principal											$ 9,000
Per annum rate								12.00%
Cash rate								50.00%
Maturity date								extends the maturity date of the Jackson Notes from October 28, 2022 to October 14, 2024.
Percentage of first call over of net proceeds from increase of common stock								50.00%
Third A&R Agreement [Member] | Jackson Note [Member]
Debt (Details) [Line Items]
Outstanding principal											$ 9,000
Third A&R Agreement [Member] | Jackson Investment Group, LLC [Member]
Debt (Details) [Line Items]
Percentage of first call over of net proceeds from increase of common stock						50.00%
Amended Note Purchase Agreement [Member]
Debt (Details) [Line Items]
Amendment fee								$ 39
Amended Note Purchase Agreement [Member] | Jackson Note [Member]
Debt (Details) [Line Items]
Amendment fee								$ 39
Number of shares issued (in Shares)								100,000
Fair value adjustment								$ 29
Amended Note Purchase Agreement [Member] | Jackson Investment Group, LLC [Member]
Debt (Details) [Line Items]
Preferred stock value								257
Fair value adjustment						$ 29		$ 29
Purchase Agreement Amended [Member]
Debt (Details) [Line Items]
Contingent payment amount as per agreement							5,000
Contingent payment installment amount							1,000
Installment amount to be paid to third parties							$ 134
Series H Preferred Stock [Member]
Debt (Details) [Line Items]
Number of shares issued (in Shares)				9,000,000	9,000,000
Preferred stock value				$ 14
Redemption price per share (in Dollars per share)				$ 0.00001	$ 0.00001
Debt instrument conversion price (in Dollars per share)				1	1
Preferred stock conversion price (in Dollars per share)				$ 25.714	$ 25.714
Cash dividends per annum rate				12.00%	12.00%
Payment to preferred stock				$ 14
Debt instrument redemption amount				8,265	$ 8,265	9,700			$ 9,000
Fair value of deferred financing				$ 735	$ 735	$ 735
Number of additional shares redeem (in Shares)							100,000
Redemption price per share (in Dollars per share)				$ 1	$ 1		$ 0.0000001
Series H Preferred Stock [Member] | Common Stock [Member]
Debt (Details) [Line Items]
Debt instrument issuance of aggregate shares (in Shares)				350,000	350,000
Series H Preferred Stock [Member] | Purchase Agreement Amended [Member]
Debt (Details) [Line Items]
Aggregate of agreed amount							$ 11,340
Preferred stock issued and outstanding (in Shares)							9,000,000
Third-parties to satisfy existing incentives and fees due							$ 525
Series H Preferred Stock [Member] | Headway [Member]
Debt (Details) [Line Items]
Ownership percentage				100.00%	100.00%
Redeemable Series H Preferred Stock [Member] | Maximum [Member]
Debt (Details) [Line Items]
Preferred stock, shares (in Shares)								9,000,000
Stated value								$ 1
Senior Secured Tweleve Promissory Note [Member]
Debt (Details) [Line Items]
First omnibus amendment agreement description			amends the Third A&R Agreement, (ii) provided for the issuance of a new 12% Senior Secured Promissory Note due October 14, 2024 (the “2023 Jackson Note” and together with the 2022 Jackson Note, the “Jackson Notes”) to Jackson, and (iii) joins certain subsidiaries of the Company to (a) that certain Amended and Restated Pledge Agreement, dated as of September 15, 2017 (as amended by the First Omnibus Amendment Agreement, the “Pledge Agreement”) and (b) that certain Amended and Restated Security Agreement, dated as of September 15, 2017 (as amended by the Amendment Agreement, the “Security Agreement”), as either subsidiary guarantors or pledgors (as applicable) and amends certain terms and conditions of each of the Pledge Agreement and the Security Agreement.